Commitment and Contingent Liabilities	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingent Liabilities	COMMITMENTS AND CONTINGENT LIABILITIES
Capital commitments and contingent liabilities for the Company as at June 30, 2020 are summarized in the table below.

(in thousands of $)	1 year	2 years	3 years	4 years	5 years	Thereafter	Total
Vessel purchase commitments	937,000	—	—	—	—	—	937,000
Long-term debt obligations	37,533	38,274	39,062	133,689	193,340	326,484	768,382
Total	974,533	38,274	39,062	133,689	193,340	326,484	1,705,382

As at June 30, 2020, the Company had seven newbuilding LNG carriers to be delivered on a Norwegian Sales Form basis, whereby the Company has paid a deposit to the relevant seller at the time of entering into the agreements, with the remaining purchase price being payable upon delivery and transfer of title of the relevant vessel to us. The remaining capital expenditures on these newbuildings includes building supervision, but excludes future change requests, sundry buyers' supplies, fit out, studies and lube oils.